Jun. 03, 2019
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2035 Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Lifetime® 2035 Fund
Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of August 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	16.8%
MFS Emerging Markets Debt Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Global Bond Fund	1.6%
MFS High Income Fund	3.9%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Total Return Bond Fund	2.9%
International Stock Funds:	21.7%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Blended Research International Equity Fund	9.0%
MFS Emerging Markets Equity Fund	0.6%
MFS International Growth Fund	2.7%
MFS International New Discovery Fund	2.4%
MFS International Intrinsic Value Fund*	2.7%
MFS Research International Fund	3.6%
U.S. Stock Funds:	53.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Research Fund	4.0%
MFS Value Fund	5.6%
Specialty Funds:	8.4%
MFS Commodity Strategy Fund	4.2%
MFS Global Real Estate Fund	4.2%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.